UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2007

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

EAGLE BULK SHIPPING INC.

Ticker:       EGLE           Security ID:  Y2187A101
Meeting Date: MAY 23, 2007   Meeting Type: Annual
Record Date:  APR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Joseph M. Cianciolo        For       For        Management
2     Elect Director David B. Hiley             For       For        Management
3     Elect Director Forrest E. Wylie           For       For        Management
4     THE BOARD HAS SELECTED THE FIRM OF ERNST  For       For        Management
      & YOUNG LLP AS THE COMPANY'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM TO
      AUDIT THE FINANCIAL STATEMENTS OF EAGLE
      BULK SHIPPING FOR THE FISCAL YEAR ENDING
      DECEMBER 31, 2007 AND RECOMMENDS THAT
      SHAREHOLDERS VOTE FOR RATIFICATION OF THE
      APPOINTMENT
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/29/2007